Capital and Reserves - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 896,475	$ 891,187	$ 862,292
Shares issued during the year on exercise of share based awards	35,643	36,645	38,399
Ending balance	876,056	896,475	891,187
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	53	53	52
Ending balance	53	53	53
Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	2,034,663	2,021,197	1,985,555
Ending balance	$ 2,057,362	$ 2,034,663	$ 2,021,197
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	65,606,041	65,065,075
Shares issued during the year on exercise of share based awards	856,521	540,966
Ending balance	66,462,562	65,606,041	65,065,075
Ordinary shares [member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 33	$ 33
Ending balance	33	33	$ 33
Ordinary shares [member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	816,743	803,277
Shares issued during the year on exercise of share based awards	22,699	13,466
Ending balance	$ 839,442	$ 816,743	$ 803,277
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	39,667,911	39,667,911
Ending balance	39,667,911	39,667,911	39,667,911
Class B Shares [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 20	$ 20
Ending balance	20	20	$ 20
Class B Shares [Member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	1,217,920	1,217,920
Ending balance	$ 1,217,920	$ 1,217,920	$ 1,217,920